Note I - Business Segment Information	12 Months Ended
Dec. 31, 2011
Segment Reporting Disclosure [Text Block]
Note I – Business Segment Information

The Company operates in one business segment: the design, manufacture and sale of pumps and related equipment (pump and motor controls) for use in water, wastewater, construction, industrial, petroleum, original equipment, agriculture, fire protection, heating, ventilation and air conditioning (HVAC), military and other liquid-handling applications. The Company’s pumps are marketed in the United States and worldwide through a network of more than 1,000 distributors, through manufacturers’ representatives (for sales to many original equipment manufacturers), through third-party distributor catalogs, and by direct sales. International sales are made primarily through foreign distributors and representatives. The Company sells to more than 100 countries around the world. The components of customer sales, determined based on the location of customers are:

	2011	%	2010	%	2009	%
United States	$241,405	67	$180,705	61	$169,844	64
Foreign countries	118,085	33	116,103	39	96,398	36
Total	$359,490	100	$296,808	100	$266,242	100